SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

18. SHARE-BASED COMPENSATION

In connection with the Business Combination, the Stockholders of the Company considered and approved the Forafric 2022 Long Term Employee Share Incentive Plan (the “Equity Incentive Plan”) which provides for the grant of awards, consisting of nominal cost options or phantom options to employees, directors and consultants of the Company or any of its subsidiaries. The maximum number of shares which may be the subject of awards under the Equity Incentive Plan may not exceed 10% of the issued share capital of the Company from time to time and the maximum number of shares reserved and available for issuance shall not exceed 2,645,684. No award can be exercised after the tenth anniversary of the date of grant. With the exception of certain special circumstances, an award can only be exercised while the award holder is employed or engaged by the Company or any of its subsidiaries. Subject to certain provisions, a vested award may be exercised in whole or in part at any time after its date of grant.

The following table summarizes all stock option activity for the year ended December 31, 2024:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding at December 31, 2023	64,705	$0.001	9.38	$685
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited/Expired	-	-	-	-
Outstanding at December 31, 2024	64,705	$0.001	8.38	$663
Exercisable at December 31, 2024	-	$-	-	$-

The weighted-average grant-date fair value of options was $10.99.

As of December 31, 2024, the unrecognized compensation expense associated with the stock options is $271 and it will be recognized over 12 months from the end of December 31, 2024.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

The grant date fair value of the stock options was estimated using the following assumptions:

Expected term	5 years
Volatility	62.39%
Expected dividend yield	0.00%
Annual Risk Free Rate	3.52%

The following table summarizes the phantom option activity for the year ended December 31, 2024:

	Phantom Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding at December 31, 2023	53,613	$0.001	9.38	$568
Granted	3,700	0.001	10.00	38
Exercised	-	-	-	-
Forfeited/Expired	-	-	-	-
Outstanding at December 31, 2024	57,313	$0.001	8.45	$587
Exercisable at December 31, 2024	-	$-	-	$-

The weighted-average fair value of the phantom stock options for the year ended December 31, 2024, was $10.25. The liability for outstanding phantom stock options as of December 31, 2024 was $351 and is included in other liabilities in the consolidated balance sheet.

As of December 31, 2024, the unrecognized compensation expense associated with the phantom options is $237 and it will be recognized over 12 months from the end of December 31, 2024.

The fair value of the phantom options at December 31, 2024 was estimated using the following assumptions:

Expected term	5 years
Volatility	55.00%
Expected dividend yield	0.00%
Annual Risk Free Rate	4.38%

In addition to the equity incentive plan discussed above, the Company entered into a Director Service Agreement, on November 2, 2022 (the “Director Agreements”). The Director Agreements stipulate that each director shall receive that number of shares of the Company’s common stock equal to $25, based on the market price of the Common Stock, on June 9, 2022 (the “Commencement Date”) and on each anniversary of the Commencement Date. As of December 31, 2024, the total compensation expense associated with the Director Service Agreement is $312.